subsequent events (Notes)	12 Months Ended
Jun. 30, 2014
Subsequent Event [Line Items]
Subsequent Events [Text Block]
Subsequent Events
On July 1, 2014 we acquired 100% of the outstanding shares of Fotoknudsen AS, a Norwegian consumer photo product company. At closing we paid €14,045 in cash ($19,224 based on the exchange rate as of the date of acquisition), subject to working capital and other adjustments. We utilized proceeds from our credit facility to finance the acquisition.
On August 7, 2014 we made a capital investment in Printi LLC, which operates in Brazil through a subsidiary. We paid $5,360 in cash for preferred shares and made a $2,850 capital contribution, resulting in a 41.6% equity interest with options to increase our ownership incrementally over 9 years. This investment provides us access to a new market and an opportunity to drive longer-term growth in Brazil.
On November 14, 2014, pursuant to our shareholders’ approval, we amended our articles of association to change our name to Cimpress N.V. and began trading on The Nasdaq Stock Market under the "CMPR" ticker symbol shortly after. All references to Vistaprint N.V. have been revised in these consolidated financial statements.
As described in Note 14, Vistaprint Limited (domiciled in Bermuda), has been under income tax audit and subsequent administrative appeal by the IRS for the 2007 to 2009 tax years. The issue in dispute was whether U.S. federal income tax should be imposed on Vistaprint Limited based on the assertion that it had income effectively connected with a U.S. Trade or Business. In November 2014, we received Form 870-AD from the IRS Office of Appeals that presented a finding of no additional tax owed by Vistaprint Limited. Accordingly, this matter is now concluded with no tax adjustments.

On January 1, 2015, our subsidiary People & Print Group B.V. changed their name to Printdeal B.V.
On March 2, 2015, we entered into a share purchase agreement (“SPA”) to acquire Exagroup SAS, a French simplified joint stock company ("Exagroup"), and its related family of businesses. Under the terms of the SPA, we will acquire 70% of the shares of Exagroup at the initial closing for an initial purchase price of €91,500, subject to adjustment based upon agreed levels of cash, debt and working capital determined as of the initial closing date.